Equity (Details) - USD ($)			1 Months Ended								12 Months Ended
	Jun. 09, 2021	May 08, 2020	Dec. 31, 2021	Nov. 30, 2021	Jul. 17, 2020	Jun. 25, 2020	Apr. 30, 2020	Apr. 19, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Company issued securities, description											A.The Company’s authorized share capital is 1,000,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.
Aggregate offering price	$ 50,000,000
Sales agreement (in Shares)			126,160	126,160							543,400
Average price (in Dollars per share)			$ 4.46	$ 4.46							$ 2.65
Company funds raised	560,000										$ 1,490,000
Placement agent fees and other offering related expenses	$ 540,000										$ 1,440,000
Warrants fair value					$ 16,403,000
Warrants term											5 years
Warrants to purchase value											$ 559,000
Derivative instrument											$ 9,157,000
Description of public offering										In this public offering, the Company issued an aggregate of 962,000 ADS that were recorded in equity in the amount of USD 1,674 thousand gross and 1,038,000 pre-funded warrants which were immediately exercised (an exercise price of USD 0.001 per each ADS) and which were recorded in receipts on account of warrants in the amount of USD 1,806 thousand gross, and warrants to purchase an aggregate of up to 2,000,000 ADSs (hereinafter the “March 2020 warrants”) that were recorded in receipts on account of warrants in the amount of USD 2,520 thousand gross.
Description of warrants rights											During 2022, the Company issued 1,380 thousand ordinary shares on account of vested RSUs granted in 2020 and 2021 to officers, board members and employees.	During 2021, the Company issued 1,634 thousand ordinary shares on account of vested RSUs granted in 2020 to officers, board members and employees.	During 2020, the Company issued 11 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018 and 54 thousand fully vested RSUs were granted to an officer, See also Note 11A. 4.During 2020, 6,675 thousand warrants, issued in March- June 2020, were exercised into 56,366 thousand ordinary shares. Subsequently, an amount of USD 23,780 thousand was recorded to share premium against receipts on accounts of warrants. 5.During 2020 the Company acquired 100% of FameWave Ltd for equity, See Note 5B.
Non-controlling interests											1.53%
Ads [Member]
Equity (Details) [Line Items]
Warrants to purchase shares (in Shares)						194,443			140,000		175,000
Warrants term						5 years
Exercise price (in Dollars per share)						$ 11.25			$ 3.75		$ 5
Warrants to purchase value						$ 1,199,000			$ 241,000		$ 315,000
Ads [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Company funds raised						35,000,000
Placement agent fees and other offering related expenses						$ 30,700,000
Warrants to purchase shares (in Shares)								2,200,000
Exercise price (in Dollars per share)								$ 3.25
Ads [Member] | Public offering [Member]
Equity (Details) [Line Items]
Aggregate shares (in Shares)								2,000,000
Ads [Member] | Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)											$ 4.0625
Public offering [Member] | Ads [Member]
Equity (Details) [Line Items]
Company funds raised		$ 10,000,000						$ 6,500,000		$ 6,000,000
Placement agent fees and other offering related expenses		$ 8,400,000						5,400,000		$ 4,600,000
Aggregate shares (in Shares)		2,500,000				3,888,889
Public offering issued price (in Dollars per share)						$ 9					$ 4
Issue of equity		$ 709,000				$ 19,201,000		$ 3,170,000
Warrants to purchase shares (in Shares)		2,500,000				1,944,444		2,000,000
Warrants fair value						$ 11,472,000					$ 10,982,000
Warrants term		5 years 6 months				5 years	5 years 6 months		5 years
Exercise price (in Dollars per share)		$ 4				$ 9		$ 3.25	$ 3.25
Warrant exercise price												$ 300,000
Warrants to purchase value											$ 5,283,000
Public offering issued by securities (in Shares)									129,861
Warrants [Member] | Ads [Member]
Equity (Details) [Line Items]
Warrants to purchase shares (in Shares)											140,000